Income Tax	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Income Tax
Income Tax
The major components of income tax (expense) benefit for the fiscal years ended 2019, 2018 and 2017 are as follows:

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
		*As Adjusted	*As Adjusted
Current income tax:
Current income tax charge	$(15,788)	$(1,956)	$(11,518)
Adjustments in respect of current income tax of previous years	(361)	(48)	(25)
Deferred tax:
Benefit (expense) relating to origination and reversal of temporary differences	30,417	(19,934)	25,864
Adjustments in respect of temporary differences of previous years	(46,333)	(33,363)	630
Income tax (expense) benefit	$(32,065)	$(55,301)	$14,951

* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

A reconciliation between income tax (expense) benefit and the product of accounting loss multiplied by the U.K.'s domestic tax rate for the fiscal years ended 2019, 2018 and 2017, is as follows:

	Fiscal Year Ended June 30,
	2019	2018	2017
	(U.S. $ in thousands)
		*As Adjusted	*As Adjusted
Loss before income tax (expense) benefit	$(605,556)	$(58,131)	$(52,400)
At the U.K.’s statutory income tax rate of 19% in fiscal 2019 and 2018, and 19.75% in fiscal 2017	115,031	12,508	11,781
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	660	2,620	18,404
Non-deductible charges relating to exchangeable senior notes	(104,445)	(3,195)	—
Share-based payment	(3,729)	(11,199)	(9,946)
Amortization of intangible assets that do not give rise to deferred taxes	(4)	(31)	(673)
Foreign tax rate adjustment	1,685	(4,968)	(1,990)
Adjustment to deferred tax balance	6,337	(14,602)	(332)
Other items, net	(906)	(3,023)	(2,898)
	14,629	(21,890)	14,346
Adjustments in respect to current income tax of previous years	(361)	(48)	(25)
Adjustments in respect to deferred income tax of previous years	(46,333)	(33,363)	630
Income tax (expense) benefit	$(32,065)	$(55,301)	$14,951

* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

Details of deferred taxes, recognized and unrecognized:

	Consolidated Statements of Financial Position		Consolidated Statements of Operations

	As of June 30,		Fiscal Year Ended June 30,
	2019	2018	2019	2018
	(U.S. $ in thousands)
		*As Adjusted		*As Adjusted
Depreciation for tax purposes	$35	$2,537	$(2,564)	$1,415
Provisions, accruals and prepayments	(454)	7,241	(7,164)	95
Deferred revenue	(3,073)	22,650	(23,932)	10,714
Unrealized foreign currency exchange (gains) losses	(428)	(410)	(101)	(226)
Unrealized investment (gains) losses	(8,213)	1,644	(405)	—
Carried forward tax losses (gains)	2,034	850	(409)	(34,221)
Carried forward tax credits—credited to profit and loss	2,452	5,456	(3,005)	(41,546)
Intangible assets	9,943	16,620	13,095	50,680
Tax benefit (expense) from share plans—income	551	216	331	(30,379)
Tax benefit (expense) from share plans—equity	889	127	300	(123)
Deferred foreign taxes	—	(9,460)	10,605	(10,605)
Other, net	(524)	(411)	(2,668)	899
Deferred tax benefit	—	—	$(15,917)	$(53,297)
Deferred tax assets, net	$3,212	$47,060
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	$17,084	$59,220
Deferred tax liabilities	(13,872)	(12,160)
Deferred tax assets, net	$3,212	$47,060
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes	4,804	2,221
Provisions, accruals and prepayments	13,421	314
Deferred revenue	37,342	15,723
Unrealized foreign currency exchange gains	—	215
Unused tax losses	401,108	161,513
Intangible assets	1,963,534	2,054,530
Tax benefit from share plans- income	45,849	30,114
Tax benefit from share plans- equity	109,061	62,719
Capital loss	1,391	1,391
Carried forward tax credits- credited to profit and loss	47,537	30,418
Unrealized loss on investments	1,076	160
Other, net	10,610	5,800
	$2,635,733	$2,365,118

* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

	2019	2018
	(U.S. $ in thousands)
		*As Adjusted
Reconciliation of deferred tax assets, net
Balance at the beginning of	$47,060	$140,532
Deferred tax expense for the year	(15,916)	(53,297)
Debited to equity	(8,884)	(40,092)
Adjustment in respect of income tax payable	—	(83)
Impact from business combinations	(19,092)	—
Currency revaluation impact	44	—
Balance at the ending of	$3,212	$47,060

* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

The U.S. Tax Cuts and Jobs Act (the “Tax Act”) enacted on December 22, 2017 introduces a number of changes to U.S. income tax law. Among other changes, the Tax Act (i) reduces the U.S. federal corporate tax rate from 35% to 21%, (ii) enacts limitations regarding the deductibility of interest expense, (iii) modifies the provisions relating to the limitations on deductions for executive compensation of publicly traded corporations, (iv) imposes new limitations on the utilization of net operating loss arising in taxable years beginning after December 31, 2017, (v) repeals the corporate alternative minimum tax and provides for a refund of existing alternative minimum tax credits, and (vi) creates new taxes on certain foreign-sourced earnings and certain related-party payments, which are referred to as the global intangible low-taxed income tax and the base erosion tax, respectively.

As a result of the new U.S. federal statutory corporate tax rate of 21% contained within the Tax Act, the Group recorded non-cash charges of $16.9 million to tax expense and $16.9 million to equity to revalue the Group’s U.S. net deferred tax assets during fiscal year 2018.

In June 2019 and December 2017, as a result of the Group’s assessment of the realizability of its Australian and U.S. deferred tax assets, the Group recorded non-cash charges to tax expense of $54.7 million and $30.4 million, respectively, and $25.8 million to equity in December 2017 to reduce the carrying value of these assets. The assessment of the realizability of the Australian and U.S. deferred tax assets is based on all available positive and negative evidence. Such evidence includes, but is not limited to, recent cumulative earnings or losses, expectations of future taxable income by taxing jurisdiction, and the carry-forward periods available for the utilization of deferred tax assets. The Group will continue to assess and record any necessary changes to align its deferred tax assets to their realizable value.

In December 2017, the Group made changes to its corporate structure to include certain foreign subsidiaries in its U.S. consolidated tax group that resulted in the creation of certain deferred tax assets and liabilities, including a non-recognized deferred tax asset of $2.1 billion related to the fair market value of its intellectual property. The assets are included in the Group’s quarterly assessment and are only recognized to the extent they are determined to be realizable.

The impact on the net deferred tax asset from business combinations of $19.1 million in fiscal year 2019 represents the net deferred tax assets and liabilities recognized as a result of the acquisition of OpsGenie. The Group acquired net operating loss carryforward deferred tax assets of approximately $1.8 million from OpsGenie. The Group also recognized deferred tax liabilities of approximately $19.6 million primarily related to acquired intangibles from OpsGenie, the amortization of which will not be deductible from future taxable profits.

The Group recognizes certain amounts directly in equity including current tax benefits related to tax deductions in excess of cumulative book expense for share based payment awards, deferred tax benefits related to revaluing its deferred tax assets for share based payment awards to fair market value at each reporting date, and deferred tax expense or benefit related to unrealized gains and losses that are recorded in Other Comprehensive Income.

	2019	2018
	(U.S. $ in thousands)
Amounts recognized directly in equity:
Net deferred tax—debited directly to equity	(8,884)	(40,092)
	$(8,884)	$(40,092)

The Group has the following losses and credits available for offsetting future profit and taxes:

	Expiration	Amount carried forward	Amount recognized as of June 30, 2019
U.S. net operating loss (Pre - 2017 Tax Reform)	June 30, 2032-December 30, 2037	$128,705	$137
U.S. net operating loss (Post - 2017 Tax Reform)	None	$1,631,941	$1,740
State net operating loss- various states	June 30, 2024-June 30, 2039	$670,960	$156
U.K. net operating loss	None	$1	$—
U.S. research and development credits	June 30, 2031-June 30, 2030	$33,490	$170
State research and development credits- California	None	$13,599	$65
State research and development credits- Texas	June 30, 2036-June 30, 2039	$2,277	$2,218
Australia capital loss	None	$4,637	$—
State enterprise zone credits	June 30, 2020-June 30, 2024	$685	$3